Auditor's remuneration - Auditor's remuneration - Disclosure of Auditor's remuneration for Barclays associated pension schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Audit fee	£ 11.0	£ 10.0	£ 9.0
Barclays associated pension schemes
Disclosure of products and services [line items]
Audit fee	£ 0.3	£ 0.3	£ 0.3